Marketable Securities (Details) - Schedule of marketable securities - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of marketable securities [Abstract]
Convertible bonds designated at fair value through profit or loss	[1]	$ 1,238	$ 1,112
Corporate bonds at Fair value through other comprehensive income			5,488
Total marketable securities		$ 1,238	$ 6,600

[1]	The consolidated statements of profit or loss for the years ended 2018, 2019 and 2020 include gains (losses) from marketable securities designated at fair value through profit or loss in amounts of $53, ($35) and $126, respectively.